Condensed Interim Consolidated Statements of Operations Unaudited (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2023
Diluted weighted average Common shares outstanding	11,698,789	6,306,496	8,075,238	6,142,893
Diluted net income (loss) per share, Common shares	$ (0.45)	$ (0.04)	$ (0.80)	$ (0.13)
Class A Ordinary Shares
Diluted weighted average Common shares outstanding						10,668,603
Diluted net income (loss) per share, Common shares						$ 0.55
Class B Ordinary Shares
Diluted weighted average Common shares outstanding					2,850,155	4,935,622
Diluted net income (loss) per share, Common shares					$ 0.00	$ 0.55